American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2022

Core Plus - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 32.8%
Aerospace and Defense — 0.4%
Boeing Co., 5.15%, 5/1/30	290,000	278,779
Boeing Co., 5.81%, 5/1/50	225,000	207,064
Raytheon Technologies Corp., 4.125%, 11/16/28	764,000	754,736
TransDigm, Inc., 4.625%, 1/15/29	600,000	484,407
		1,724,986
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	438,000	346,748
Airlines — 1.0%
Air Canada, 3.875%, 8/15/26(1)	1,910,000	1,619,575
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,809,000	1,668,441
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(1)	259,274	229,106
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	814,000	769,549
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 7/15/27	295,480	281,032
		4,567,703
Auto Components — 0.1%
Aptiv PLC, 3.10%, 12/1/51	410,000	265,228
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	850,000	768,077
Ford Motor Credit Co. LLC, 2.90%, 2/10/29	682,000	535,912
General Motors Co., 5.15%, 4/1/38	532,000	464,722
General Motors Financial Co., Inc., 2.75%, 6/20/25	929,000	872,951
General Motors Financial Co., Inc., 2.40%, 10/15/28	435,000	361,646
		3,003,308
Banks — 3.6%
Banco Santander SA, 5.18%, 11/19/25	400,000	400,473
Banco Santander SA, VRN, 1.72%, 9/14/27	400,000	347,473
Banco Santander SA, VRN, 4.18%, 3/24/28	200,000	190,990
Bank of America Corp., VRN, 3.38%, 4/2/26	505,000	490,165
Bank of America Corp., VRN, 2.55%, 2/4/28	303,000	275,800
Bank of America Corp., VRN, 3.42%, 12/20/28	1,402,000	1,306,901
Bank of America Corp., VRN, 2.88%, 10/22/30	947,000	827,741
Bank of America Corp., VRN, 2.48%, 9/21/36	440,000	341,746
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	469,000	408,619
Bank of Montreal, 3.70%, 6/7/25	253,000	251,115
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)	290,000	269,253
Citigroup, Inc., VRN, 2.01%, 1/25/26	504,000	472,736
Citigroup, Inc., VRN, 3.07%, 2/24/28	741,000	687,915
Citigroup, Inc., VRN, 4.66%, 5/24/28	270,000	268,154
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,126,000	1,053,041
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(1)	625,000	556,783
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	369,000	360,114
FNB Corp., 2.20%, 2/24/23	592,000	585,509
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	360,000	295,981
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	420,000	374,456
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	1,266,000	1,173,936
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,101,000	947,882
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	570,000	485,987
JPMorgan Chase & Co., VRN, 2.55%, 11/8/32	290,000	241,238

National Australia Bank Ltd., 2.33%, 8/21/30(1)	356,000	286,515
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	192,000	185,683
Societe Generale SA, 4.35%, 6/13/25(1)	400,000	399,285
Societe Generale SA, VRN, 1.79%, 6/9/27(1)	460,000	402,046
Swedbank AB, 3.36%, 4/4/25(1)	200,000	196,643
Toronto-Dominion Bank, 4.46%, 6/8/32	220,000	217,747
Truist Financial Corp., VRN, 4.12%, 6/6/28	200,000	197,158
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	900,000	792,977
US Bancorp, VRN, 2.49%, 11/3/36	540,000	440,636
Wells Fargo & Co., VRN, 3.53%, 3/24/28	296,000	280,620
Wells Fargo & Co., VRN, 3.07%, 4/30/41	770,000	597,453
Wells Fargo & Co., VRN, 4.61%, 4/25/53	221,000	204,884
Westpac Banking Corp., VRN, 2.89%, 2/4/30	265,000	251,400
		17,067,055
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	988,000	930,464
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	759,000	772,939
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	220,000	206,113
		1,909,516
Biotechnology — 0.3%
AbbVie, Inc., 3.20%, 11/21/29	634,000	583,751
AbbVie, Inc., 4.40%, 11/6/42	520,000	473,621
CSL Finance PLC, 4.25%, 4/27/32(1)	317,000	310,311
		1,367,683
Building Products — 0.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,213,000	1,029,503
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	240,000	183,140
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	220,000	170,387
Standard Industries, Inc., 4.375%, 7/15/30(1)	914,000	722,595
		2,105,625
Capital Markets — 3.5%
Ameriprise Financial, Inc., 4.50%, 5/13/32	250,000	246,093
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	746,000	639,223
Blackstone Private Credit Fund, 3.25%, 3/15/27(1)	554,000	470,468
Blackstone Secured Lending Fund, 2.85%, 9/30/28(1)	255,000	205,891
Blue Owl Finance LLC, 3.125%, 6/10/31(1)	109,000	84,248
Blue Owl Finance LLC, 4.125%, 10/7/51(1)	257,000	171,135
Coinbase Global, Inc., 3.375%, 10/1/28(1)	658,000	416,053
Deutsche Bank AG, VRN, 2.31%, 11/16/27	598,000	516,521
Deutsche Bank AG, VRN, 4.30%, 5/24/28	1,295,000	1,161,430
FS KKR Capital Corp., 4.25%, 2/14/25(1)	151,000	142,496
FS KKR Capital Corp., 3.125%, 10/12/28	228,000	182,067
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	1,320,000	1,269,937
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,681,000	1,488,862
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	1,100,000	1,038,255
Golub Capital BDC, Inc., 2.50%, 8/24/26	213,000	178,564
Hercules Capital, Inc., 2.625%, 9/16/26	392,000	338,957
Hercules Capital, Inc., 3.375%, 1/20/27	192,000	168,247
Intercontinental Exchange, Inc., 4.35%, 6/15/29	188,000	185,482
Main Street Capital Corp., 3.00%, 7/14/26	201,000	175,650
Moody's Corp., 2.55%, 8/18/60	327,000	204,515
Morgan Stanley, VRN, 0.53%, 1/25/24	1,562,000	1,531,618
Morgan Stanley, VRN, 2.63%, 2/18/26	2,030,000	1,939,275
Morgan Stanley, VRN, 2.48%, 9/16/36	201,000	154,766
Owl Rock Capital Corp., 3.40%, 7/15/26	150,000	131,939

Owl Rock Capital Corp., 2.625%, 1/15/27	287,000	240,693
Owl Rock Core Income Corp., 5.50%, 3/21/25(1)	53,000	50,933
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	744,000	642,512
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	618,000	620,213
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	101,000	95,063
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	452,000	382,027
Prospect Capital Corp., 3.71%, 1/22/26	384,000	340,627
Prospect Capital Corp., 3.44%, 10/15/28	193,000	148,054
UBS Group AG, VRN, 4.49%, 5/12/26(1)	682,000	680,333
UBS Group AG, VRN, 1.49%, 8/10/27(1)	595,000	521,092
UBS Group AG, VRN, 4.75%, 5/12/28(1)	97,000	96,091
		16,859,330
Chemicals — 0.4%
Albemarle Corp., 4.65%, 6/1/27	594,000	585,124
CF Industries, Inc., 5.15%, 3/15/34	410,000	400,734
CF Industries, Inc., 4.95%, 6/1/43	300,000	273,002
Tronox, Inc., 4.625%, 3/15/29(1)	710,000	572,434
		1,831,294
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 3.20%, 6/1/32	580,000	517,751
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	590,000	457,618
Construction Materials — 0.2%
Cemex SAB de CV, 5.20%, 9/17/30(1)	250,000	214,521
Eagle Materials, Inc., 2.50%, 7/1/31	413,000	326,641
Martin Marietta Materials, Inc., 2.40%, 7/15/31	450,000	368,118
		909,280
Consumer Finance — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	563,000	474,757
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	496,000	392,265
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	170,000	122,769
Ally Financial, Inc., 4.75%, 6/9/27	315,000	302,788
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	263,000	243,885
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	130,000	120,597
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(1)	193,000	157,492
Capital One Financial Corp., VRN, 4.93%, 5/10/28	168,000	166,521
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	560,000	466,119
SLM Corp., 3.125%, 11/2/26	444,000	359,134
		2,806,327
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	564,000	507,760
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	325,000	253,191
Pepperdine University, 3.30%, 12/1/59	357,000	265,825
		519,016
Diversified Financial Services — 0.7%
Antares Holdings LP, 2.75%, 1/15/27(1)	366,000	292,604
Antares Holdings LP, 3.75%, 7/15/27(1)	1,430,000	1,203,544
Block Financial LLC, 3.875%, 8/15/30	616,000	554,614
Corebridge Financial, Inc., 3.85%, 4/5/29(1)	279,000	258,089
Corebridge Financial, Inc., 4.35%, 4/5/42(1)	128,000	109,405
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	900,000	841,744
		3,260,000
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 4.35%, 3/1/29	1,200,000	1,182,345

AT&T, Inc., 4.50%, 5/15/35	265,000	252,208
AT&T, Inc., 4.90%, 8/15/37	478,000	476,941
AT&T, Inc., 4.55%, 3/9/49	507,000	462,052
AT&T, Inc., 3.55%, 9/15/55	239,000	179,466
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	439,000	375,527
Ooredoo International Finance Ltd., 3.25%, 2/21/23	147,000	146,879
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	300,000	261,034
Telecom Italia Capital SA, 6.375%, 11/15/33	695,000	538,677
Telefonica Emisiones SA, 4.90%, 3/6/48	925,000	790,562
Verizon Communications, Inc., 4.33%, 9/21/28	446,000	444,034
Verizon Communications, Inc., 1.75%, 1/20/31	390,000	313,622
Verizon Communications, Inc., 3.40%, 3/22/41	319,000	260,252
Verizon Communications, Inc., 4.86%, 8/21/46	295,000	291,012
		5,974,611
Electric Utilities — 1.8%
AEP Texas, Inc., 2.10%, 7/1/30	432,000	359,645
Baltimore Gas & Electric Co., 2.25%, 6/15/31	334,000	284,672
Baltimore Gas & Electric Co., 4.55%, 6/1/52	192,000	186,438
Commonwealth Edison Co., 3.20%, 11/15/49	400,000	314,685
Duke Energy Carolinas LLC, 2.55%, 4/15/31	188,000	164,610
Duke Energy Corp., 2.55%, 6/15/31	230,000	191,320
Duke Energy Florida LLC, 1.75%, 6/15/30	339,000	281,528
Duke Energy Florida LLC, 3.85%, 11/15/42	147,000	127,635
Duke Energy Progress LLC, 4.15%, 12/1/44	606,000	543,327
Entergy Arkansas LLC, 2.65%, 6/15/51	232,000	161,284
Exelon Corp., 4.45%, 4/15/46	275,000	249,083
Exelon Corp., 4.10%, 3/15/52(1)	100,000	86,459
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	753,511	548,254
Florida Power & Light Co., 2.45%, 2/3/32	294,000	256,509
Florida Power & Light Co., 4.125%, 2/1/42	310,000	292,208
Indiana Michigan Power Co., 3.25%, 5/1/51	214,000	162,569
MidAmerican Energy Co., 4.40%, 10/15/44	408,000	388,415
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	457,000	468,619
Northern States Power Co., 3.20%, 4/1/52	300,000	236,457
NRG Energy, Inc., 2.00%, 12/2/25(1)	1,020,000	924,612
NRG Energy, Inc., 3.875%, 2/15/32(1)	333,000	265,229
Pacific Gas & Electric Co., 4.20%, 6/1/41	195,000	143,100
PacifiCorp, 3.30%, 3/15/51	422,000	330,855
Public Service Electric & Gas Co., 3.10%, 3/15/32	351,000	322,835
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	455,000	360,147
Union Electric Co., 3.90%, 4/1/52	294,000	259,355
Xcel Energy, Inc., 3.40%, 6/1/30	436,000	401,092
Xcel Energy, Inc., 4.60%, 6/1/32	176,000	174,719
		8,485,661
Energy Equipment and Services — 0.2%
Helmerich & Payne, Inc., 2.90%, 9/29/31	688,000	590,415
Schlumberger Investment SA, 2.65%, 6/26/30	430,000	378,924
		969,339
Entertainment — 0.4%
Magallanes, Inc., 3.76%, 3/15/27(1)	314,000	294,798
Magallanes, Inc., 5.05%, 3/15/42(1)	199,000	169,614
Magallanes, Inc., 5.14%, 3/15/52(1)	431,000	362,324
Netflix, Inc., 5.875%, 2/15/25	235,000	238,938
Netflix, Inc., 3.625%, 6/15/25(1)	—	—
Netflix, Inc., 4.875%, 4/15/28	644,000	607,408

Netflix, Inc., 5.875%, 11/15/28	220,000	215,646
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	245,000	230,269
		2,118,997
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp., 3.55%, 7/15/27	395,000	370,678
American Tower Corp., 3.95%, 3/15/29	95,000	88,529
Broadstone Net Lease LLC, 2.60%, 9/15/31	225,000	183,744
Corporate Office Properties LP, 2.00%, 1/15/29	346,000	279,223
EPR Properties, 4.75%, 12/15/26	271,000	254,875
EPR Properties, 4.95%, 4/15/28	1,224,000	1,127,037
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	530,000	519,662
IIP Operating Partnership LP, 5.50%, 5/25/26	1,250,000	1,134,473
LXP Industrial Trust, 2.375%, 10/1/31	285,000	220,653
National Retail Properties, Inc., 4.80%, 10/15/48	340,000	314,569
Office Properties Income Trust, 2.40%, 2/1/27	321,000	262,557
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	280,000	216,948
Rexford Industrial Realty LP, 2.15%, 9/1/31	575,000	452,651
SBA Tower Trust, 3.45%, 3/15/48(1)	869,000	862,044
STORE Capital Corp., 4.625%, 3/15/29	205,000	200,251
STORE Capital Corp., 2.70%, 12/1/31	269,000	215,725
Tanger Properties LP, 2.75%, 9/1/31	295,000	231,342
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	920,000	795,616
		7,730,577
Food and Staples Retailing — 0.3%
Sysco Corp., 3.30%, 7/15/26	70,000	67,794
Sysco Corp., 5.95%, 4/1/30	916,000	977,603
United Natural Foods, Inc., 6.75%, 10/15/28(1)	710,000	664,518
		1,709,915
Food Products — 0.6%
JDE Peet's NV, 2.25%, 9/24/31(1)	667,000	521,646
Kraft Heinz Foods Co., 5.00%, 6/4/42	525,000	480,520
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	719,000	624,239
US Foods, Inc., 4.75%, 2/15/29(1)	690,000	604,364
US Foods, Inc., 4.625%, 6/1/30(1)	864,000	729,533
		2,960,302
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	519,000	383,663
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27	472,000	423,076
Baxter International, Inc., 2.54%, 2/1/32	650,000	549,342
		972,418
Health Care Providers and Services — 1.1%
Centene Corp., 4.625%, 12/15/29	800,000	748,348
Centene Corp., 3.375%, 2/15/30	686,000	583,728
CVS Health Corp., 1.75%, 8/21/30	380,000	304,689
CVS Health Corp., 4.78%, 3/25/38	362,000	343,239
CVS Health Corp., 5.05%, 3/25/48	265,000	254,052
Duke University Health System, Inc., 3.92%, 6/1/47	128,000	116,798
HCA, Inc., 2.375%, 7/15/31	325,000	253,759
HCA, Inc., 3.50%, 7/15/51	430,000	294,491
Humana, Inc., 2.15%, 2/3/32	568,000	460,437
Kaiser Foundation Hospitals, 3.00%, 6/1/51	240,000	179,477
Roche Holdings, Inc., 2.61%, 12/13/51(1)	560,000	407,415
Universal Health Services, Inc., 1.65%, 9/1/26(1)	807,000	700,482

Universal Health Services, Inc., 2.65%, 10/15/30(1)	872,000	698,262
		5,345,177
Hotels, Restaurants and Leisure — 0.7%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	653,000	509,474
Carnival Corp., 5.75%, 3/1/27(1)	466,000	338,181
International Game Technology PLC, 5.25%, 1/15/29(1)	1,175,000	1,066,412
Marriott International, Inc., 3.50%, 10/15/32	525,000	453,488
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	441,000	335,239
Scientific Games International, Inc., 7.25%, 11/15/29(1)	620,000	582,298
		3,285,092
Household Durables — 0.6%
D.R. Horton, Inc., 2.50%, 10/15/24	452,000	432,630
KB Home, 4.80%, 11/15/29	935,000	781,035
Meritage Homes Corp., 3.875%, 4/15/29(1)	630,000	523,404
Safehold Operating Partnership LP, 2.85%, 1/15/32	853,000	686,216
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	493,000	370,869
		2,794,154
Household Products — 0.2%
Clorox Co., 4.60%, 5/1/32	887,000	892,167
Insurance — 1.2%
Alleghany Corp., 3.25%, 8/15/51	290,000	211,314
American International Group, Inc., 6.25%, 5/1/36	522,000	587,503
Athene Global Funding, 3.21%, 3/8/27(1)	140,000	127,438
Athene Global Funding, 1.99%, 8/19/28(1)	424,000	352,441
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)	347,000	299,801
GA Global Funding Trust, 2.90%, 1/6/32(1)	195,000	162,252
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	322,000	256,491
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)	855,000	687,908
Guardian Life Global Funding, 1.625%, 9/16/28(1)	613,000	510,896
Hill City Funding Trust, 4.05%, 8/15/41(1)	528,000	389,405
Prudential Financial, Inc., VRN, 5.125%, 3/1/52	542,000	501,499
RGA Global Funding, 2.70%, 1/18/29(1)	540,000	478,223
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)	209,000	190,478
SBL Holdings, Inc., 5.125%, 11/13/26(1)	390,000	378,958
SBL Holdings, Inc., VRN, 6.50%(1)(2)	591,000	477,233
		5,611,840
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.875%, 5/12/41	355,000	284,595
IT Services — 0.1%
Fiserv, Inc., 2.65%, 6/1/30	480,000	407,016
Life Sciences Tools and Services — 0.2%
Danaher Corp., 2.80%, 12/10/51	405,000	292,331
Illumina, Inc., 2.55%, 3/23/31	613,000	499,097
		791,428
Machinery — 0.2%
John Deere Capital Corp., 3.90%, 6/7/32	185,000	183,053
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	601,000	581,039
		764,092
Media — 1.0%
AMC Networks, Inc., 4.25%, 2/15/29	418,000	339,945
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	325,000	269,653
Comcast Corp., 3.75%, 4/1/40	588,000	516,355
Comcast Corp., 2.65%, 8/15/62	355,000	229,662
Discovery Communications LLC, 4.65%, 5/15/50	320,000	252,258
DISH DBS Corp., 5.25%, 12/1/26(1)	555,000	436,072

Gray Escrow II, Inc., 5.375%, 11/15/31(1)	703,000	564,794
Paramount Global, 4.95%, 1/15/31	240,000	228,743
Paramount Global, 4.375%, 3/15/43	350,000	271,288
Time Warner Cable LLC, 4.50%, 9/15/42	845,000	661,022
VTR Finance NV, 6.375%, 7/15/28(1)	1,122,000	802,362
Walt Disney Co., 3.50%, 5/13/40	385,000	328,792
		4,900,946
Metals and Mining — 0.9%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	600,000	537,492
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,891,000	1,757,666
Glencore Funding LLC, 2.625%, 9/23/31(1)	580,000	468,016
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	653,000	507,995
Nucor Corp., 3.125%, 4/1/32	250,000	217,619
South32 Treasury Ltd., 4.35%, 4/14/32(1)	430,000	402,183
Teck Resources Ltd., 6.25%, 7/15/41	240,000	250,117
		4,141,088
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	663,000	511,291
Multi-Utilities — 0.5%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	405,000	360,885
Ameren Corp., 3.50%, 1/15/31	577,000	529,181
CenterPoint Energy, Inc., 2.65%, 6/1/31	408,000	347,985
Dominion Energy, Inc., 4.90%, 8/1/41	378,000	363,598
Sempra Energy, 3.25%, 6/15/27	317,000	300,955
WEC Energy Group, Inc., 1.375%, 10/15/27	680,000	589,874
		2,492,478
Multiline Retail — 0.1%
Dollar Tree, Inc., 2.65%, 12/1/31	605,000	499,204
Oil, Gas and Consumable Fuels — 2.5%
Aker BP ASA, 3.75%, 1/15/30(1)	619,000	555,139
Aker BP ASA, 4.00%, 1/15/31(1)	242,000	217,649
Antero Resources Corp., 7.625%, 2/1/29(1)	578,000	588,959
BP Capital Markets America, Inc., 3.06%, 6/17/41	330,000	257,703
Cenovus Energy, Inc., 2.65%, 1/15/32	340,000	281,624
Continental Resources, Inc., 2.27%, 11/15/26(1)	430,000	382,032
Continental Resources, Inc., 2.875%, 4/1/32(1)	271,000	212,169
Enbridge, Inc., 3.40%, 8/1/51	160,000	120,608
Energy Transfer LP, 5.25%, 4/15/29	773,000	766,568
Energy Transfer LP, 4.90%, 3/15/35	443,000	397,967
Enterprise Products Operating LLC, 4.85%, 3/15/44	528,000	482,070
Enterprise Products Operating LLC, 3.30%, 2/15/53	288,000	209,942
Equinor ASA, 3.25%, 11/18/49	249,000	198,044
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,031,741	844,200
Geopark Ltd., 5.50%, 1/17/27(1)	200,000	167,896
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	351,000	362,800
MEG Energy Corp., 5.875%, 2/1/29(1)	980,000	896,544
MPLX LP, 2.65%, 8/15/30	410,000	342,642
Petroleos Mexicanos, 3.50%, 1/30/23	626,000	617,114
Petroleos Mexicanos, 6.50%, 3/13/27	727,000	632,548
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	34,254
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,135,000	999,791
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	845,000	862,844
Southwestern Energy Co., 5.375%, 3/15/30	972,000	896,213
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	407,000	336,986
		11,664,306

Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	475,000	434,700
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(1)	275,000	236,151
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	538,000	493,353
Bristol-Myers Squibb Co., 2.55%, 11/13/50	404,000	286,593
Merck & Co., Inc., 1.70%, 6/10/27	420,000	381,858
Royalty Pharma PLC, 2.20%, 9/2/30	682,000	550,840
Viatris, Inc., 4.00%, 6/22/50	175,000	117,476
		1,830,120
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	421,000	330,324
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(1)	410,000	349,204
		679,528
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	347,000	316,107
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	240,000	193,038
DAE Funding LLC, 1.55%, 8/1/24(1)	456,000	427,460
Norfolk Southern Corp., 4.55%, 6/1/53	270,000	255,838
Union Pacific Corp., 3.55%, 8/15/39	654,000	566,790
		1,759,233
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom, Inc., 4.00%, 4/15/29(1)	340,000	315,369
Broadcom, Inc., 4.93%, 5/15/37(1)	377,000	338,525
Intel Corp., 2.80%, 8/12/41	755,000	577,305
Intel Corp., 3.20%, 8/12/61	549,000	402,416
KLA Corp., 4.65%, 7/15/32	187,000	190,897
Microchip Technology, Inc., 4.25%, 9/1/25	955,000	931,165
Qorvo, Inc., 4.375%, 10/15/29	465,000	409,600
Qorvo, Inc., 3.375%, 4/1/31(1)	167,000	131,635
		3,296,912
Software — 0.2%
NCR Corp., 5.125%, 4/15/29(1)	580,000	491,765
Oracle Corp., 3.60%, 4/1/40	470,000	351,972
		843,737
Specialty Retail — 0.9%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	630,000	498,460
Home Depot, Inc., 3.90%, 6/15/47	1,060,000	949,955
Lowe's Cos., Inc., 2.625%, 4/1/31	1,055,000	904,143
Lowe's Cos., Inc., 4.25%, 4/1/52	890,000	772,740
Michaels Cos., Inc., 5.25%, 5/1/28(1)	435,000	342,774
O'Reilly Automotive, Inc., 4.70%, 6/15/32	340,000	338,992
Victoria's Secret & Co., 4.625%, 7/15/29(1)	400,000	301,952
		4,109,016
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.70%, 8/5/31	1,020,000	857,333
Dell International LLC / EMC Corp., 8.10%, 7/15/36	295,000	344,848
		1,202,181
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	779,000	752,956
BOC Aviation Ltd., 1.75%, 1/21/26	500,000	459,348
		1,212,304
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 6/1/32	630,000	627,087

Essential Utilities, Inc., 2.70%, 4/15/30	513,000	446,894
		1,073,981
Wireless Telecommunication Services — 0.7%
Sprint Corp., 7.625%, 2/15/25	1,030,000	1,075,550
T-Mobile USA, Inc., 4.75%, 2/1/28	986,000	957,702
T-Mobile USA, Inc., 2.55%, 2/15/31	340,000	286,449
T-Mobile USA, Inc., 3.50%, 4/15/31	486,000	420,616
Vodafone Group PLC, VRN, 4.125%, 6/4/81	585,000	439,248
		3,179,565
TOTAL CORPORATE BONDS (Cost $181,275,037)		155,574,013
U.S. TREASURY SECURITIES — 27.5%
U.S. Treasury Bonds, 4.375%, 2/15/38	1,800,000	2,096,648
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	693,680
U.S. Treasury Bonds, 1.125%, 8/15/40(3)	1,300,000	898,676
U.S. Treasury Bonds, 1.875%, 2/15/41	3,100,000	2,432,592
U.S. Treasury Bonds, 2.25%, 5/15/41	1,400,000	1,168,781
U.S. Treasury Bonds, 2.00%, 11/15/41	3,400,000	2,701,672
U.S. Treasury Bonds, 3.125%, 11/15/41	638,000	612,904
U.S. Treasury Bonds, 2.375%, 2/15/42	4,500,000	3,817,266
U.S. Treasury Bonds, 3.125%, 2/15/42	1,500,000	1,437,480
U.S. Treasury Bonds, 3.00%, 5/15/42	2,800,000	2,627,188
U.S. Treasury Bonds, 3.25%, 5/15/42	4,500,000	4,393,125
U.S. Treasury Bonds, 2.75%, 11/15/42	1,085,000	972,474
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	365,094
U.S. Treasury Bonds, 3.125%, 8/15/44(3)	200,000	189,625
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	185,523
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	186,000
U.S. Treasury Bonds, 2.75%, 11/15/47	600,000	537,797
U.S. Treasury Bonds, 3.375%, 11/15/48	1,000,000	1,016,523
U.S. Treasury Bonds, 2.25%, 8/15/49	2,400,000	1,970,344
U.S. Treasury Bonds, 2.375%, 11/15/49	2,390,000	2,019,737
U.S. Treasury Bonds, 1.625%, 11/15/50	600,000	422,262
U.S. Treasury Bonds, 1.875%, 2/15/51	400,000	300,234
U.S. Treasury Bonds, 2.375%, 5/15/51	5,700,000	4,814,051
U.S. Treasury Bonds, 2.00%, 8/15/51	3,900,000	3,015,949
U.S. Treasury Bonds, 2.25%, 2/15/52	3,600,000	2,963,812
U.S. Treasury Bonds, 2.875%, 5/15/52	600,000	566,859
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	4,914,960	4,841,431
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	1,078,680	1,026,522
U.S. Treasury Notes, 0.125%, 2/28/23	1,000,000	983,040
U.S. Treasury Notes, 1.125%, 1/15/25(3)	20,000,000	19,076,562
U.S. Treasury Notes, 1.75%, 3/15/25	11,000,000	10,636,055
U.S. Treasury Notes, 2.875%, 6/15/25	12,000,000	11,953,125
U.S. Treasury Notes, 3.00%, 9/30/25	1,500,000	1,498,242
U.S. Treasury Notes, 2.50%, 3/31/27	13,000,000	12,685,156
U.S. Treasury Notes, 2.75%, 4/30/27	4,500,000	4,439,707
U.S. Treasury Notes, 2.625%, 5/31/27	8,000,000	7,849,688
U.S. Treasury Notes, 2.875%, 4/30/29	6,500,000	6,424,844
U.S. Treasury Notes, 1.875%, 2/15/32	2,600,000	2,355,844
U.S. Treasury Notes, 2.875%, 5/15/32	4,000,000	3,955,625
TOTAL U.S. TREASURY SECURITIES (Cost $138,892,644)		130,132,137
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 17.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.50%, (1-year H15T1Y plus 2.26%), 4/1/37	24,596	25,381

FHLMC, VRN, 2.31%, (12-month LIBOR plus 1.86%), 7/1/41	60,658	62,605
FHLMC, VRN, 2.23%, (12-month LIBOR plus 1.63%), 8/1/46	89,784	91,384
FHLMC, VRN, 3.10%, (12-month LIBOR plus 1.64%), 9/1/47	53,915	54,128
FNMA, VRN, 2.33%, (6-month LIBOR plus 1.57%), 6/1/35	9,477	9,744
FNMA, VRN, 2.68%, (12-month LIBOR plus 1.61%), 4/1/46	260,291	265,947
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	19,447	19,299
FNMA, VRN, 3.21%, (12-month LIBOR plus 1.62%), 5/1/47	207,319	206,127
		734,615
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 17.3%
FHLMC, 6.00%, 9/1/35	181,407	199,088
FHLMC, 6.00%, 2/1/38	91,753	100,699
FHLMC, 2.50%, 3/1/42	1,718,491	1,582,159
FHLMC, 2.50%, 10/1/50	1,875,242	1,692,038
FHLMC, 2.50%, 5/1/51	2,652,184	2,399,469
FHLMC, 3.00%, 7/1/51	1,758,962	1,651,964
FHLMC, 3.00%, 7/1/51	1,768,403	1,651,726
FHLMC, 2.00%, 8/1/51	2,211,195	1,925,877
FHLMC, 2.50%, 10/1/51	1,272,670	1,153,607
FHLMC, 3.00%, 12/1/51	1,780,986	1,662,639
FHLMC, 3.50%, 5/1/52	1,426,192	1,375,845
FHLMC, 4.00%, 5/1/52	1,410,453	1,400,438
FHLMC, 4.00%, 5/1/52	2,092,802	2,070,709
FHLMC, 4.00%, 6/1/52	1,237,500	1,222,519
FNMA, 6.00%, 12/1/33	122,316	133,482
FNMA, 3.50%, 3/1/34	470,360	469,583
FNMA, 5.50%, 5/1/36	—	—
FNMA, 2.00%, 6/1/36	4,075,699	3,810,063
FNMA, 5.50%, 5/1/37	—	—
FNMA, 6.00%, 9/1/37	132,512	145,221
FNMA, 6.00%, 11/1/37	158,473	173,722
FNMA, 4.50%, 4/1/39	153,472	158,505
FNMA, 4.50%, 5/1/39	428,379	442,437
FNMA, 6.50%, 5/1/39	68,514	74,238
FNMA, 4.50%, 10/1/39	768,563	793,787
FNMA, 4.00%, 8/1/41	637,873	645,554
FNMA, 3.50%, 10/1/41	445,185	437,884
FNMA, 3.50%, 2/1/42	324,410	318,963
FNMA, 2.50%, 3/1/42	1,597,544	1,470,808
FNMA, 3.50%, 5/1/42	208,753	205,238
FNMA, 2.50%, 6/1/42	1,344,972	1,232,451
FNMA, 3.50%, 6/1/42	1,725,156	1,695,831
FNMA, 3.50%, 8/1/42	508,600	499,953
FNMA, 3.50%, 9/1/42	154,503	151,883
FNMA, 3.50%, 5/1/45	318,535	312,620
FNMA, 4.00%, 11/1/45	332,572	334,461
FNMA, 4.00%, 11/1/45	144,579	145,685
FNMA, 4.00%, 2/1/46	551,700	555,695
FNMA, 4.00%, 4/1/46	456,915	460,126
FNMA, 3.50%, 2/1/47	796,314	778,916
FNMA, 2.50%, 12/1/51	473,369	426,648
FNMA, 2.50%, 12/1/51	1,879,035	1,694,038
FNMA, 2.50%, 1/1/52	921,229	830,305
FNMA, 3.00%, 2/1/52	1,752,673	1,641,553
FNMA, 2.00%, 3/1/52	3,926,027	3,413,077
FNMA, 2.50%, 3/1/52	1,773,975	1,602,144

FNMA, 3.50%, 4/1/52	771,151	743,256
FNMA, 4.00%, 4/1/52	806,440	801,354
FNMA, 4.00%, 5/1/52	1,895,276	1,872,353
FNMA, 4.00%, 5/1/52	3,032,780	3,002,802
FNMA, 4.00%, 6/1/52	3,073,193	3,035,989
FNMA, 4.00%, 6/1/57	461,251	463,957
FNMA, 4.00%, 11/1/59	462,566	463,534
GNMA, 4.00%, TBA	3,979,000	3,962,758
GNMA, 4.50%, TBA	5,882,000	5,970,230
GNMA, 7.00%, 4/20/26	80	84
GNMA, 7.50%, 8/15/26	183	191
GNMA, 8.00%, 8/15/26	65	68
GNMA, 8.00%, 6/15/27	284	284
GNMA, 7.00%, 2/15/28	15	15
GNMA, 6.50%, 3/15/28	387	406
GNMA, 6.50%, 5/15/28	996	1,047
GNMA, 7.00%, 5/15/31	1,189	1,283
GNMA, 5.50%, 12/15/32	43,285	47,204
GNMA, 4.50%, 8/15/33	57,325	59,343
GNMA, 6.00%, 9/20/38	47,473	51,774
GNMA, 5.50%, 11/15/38	52,103	55,647
GNMA, 5.50%, 11/15/38	18,167	19,025
GNMA, 6.00%, 1/20/39	10,896	11,929
GNMA, 4.50%, 4/15/39	73,579	76,502
GNMA, 4.50%, 6/15/39	174,262	182,431
GNMA, 4.50%, 1/15/40	115,219	120,010
GNMA, 4.50%, 4/15/40	109,797	114,590
GNMA, 4.00%, 7/15/40	77,209	78,388
GNMA, 4.50%, 12/15/40	217,693	227,874
GNMA, 3.50%, 6/20/42	521,337	517,741
GNMA, 2.50%, 11/20/50	2,593,831	2,337,564
GNMA, 3.50%, 6/20/51	991,893	965,725
GNMA, 2.50%, 9/20/51	1,730,199	1,590,088
UMBS, 3.00%, TBA	4,111,000	4,011,290
UMBS, 4.50%, TBA	6,247,000	6,272,622
		82,203,006
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $85,155,453)		82,937,621
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.7%
Private Sponsor Collateralized Mortgage Obligations — 7.1%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.87%, 3/25/35	124,433	123,894
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	2,166,000	2,106,519
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34	60,835	59,379
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	35,441	34,730
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 4.97%, (1-month LIBOR plus 3.35%), 10/25/27(1)	459,544	459,751
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 4.52%, (1-month LIBOR plus 2.90%), 4/25/28(1)	1,771,504	1,757,700
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 3.57%, (1-month LIBOR plus 1.95%), 7/25/29(1)	309,000	303,455
Bellemeade Re Ltd., Series 2021-3A, Class M1B, VRN, 2.33%, (30-day average SOFR plus 1.40%), 9/25/31(1)	1,925,000	1,787,945
Citigroup Mortgage Loan Trust, Series 2015-PS1, Class B3, VRN, 5.25%, 9/25/42(1)	488,222	476,767
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.33%, 8/25/34	298,716	293,862
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,558	2,376
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class B2, VRN, 3.39%, 4/25/65(1)	1,616,300	1,552,744
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class B1, VRN, 4.07%, 7/25/49(1)	1,155,243	996,786
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class B1, VRN, 3.89%, 10/25/59(1)	1,070,850	970,225

Eagle RE Ltd., Series 2018-1, Class M2, VRN, 4.62%, (1-month LIBOR plus 3.00%), 11/25/28(1)	1,600,000	1,586,224
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.16%, 5/25/65(1)	1,000,000	980,770
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.57%, 10/25/34	191,060	191,342
Galton Funding Mortgage Trust, Series 2019-H1, Class B1 SEQ, VRN, 3.89%, 10/25/59(1)	2,000,000	1,920,056
GCAT Trust, Series 2019-NQM3, Class B1, VRN, 3.95%, 11/25/59(1)	1,100,000	977,105
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	90,552	85,882
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.09%, 6/25/34	42,532	39,128
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	96,880	95,499
Home RE Ltd., Series 2018-1, Class M2, VRN, 4.62%, (1-month LIBOR plus 3.00%), 10/25/28(1)	1,550,000	1,534,432
Home RE Ltd., Series 2020-1, Class M1B, VRN, 4.87%, (1-month LIBOR plus 3.25%), 10/25/30(1)	55,314	55,307
Home RE Ltd., Series 2020-1, Class M1C, VRN, 5.77%, (1-month LIBOR plus 4.15%), 10/25/30(1)	650,000	652,004
Home RE Ltd., Series 2022-1, Class M1A, VRN, 3.78%, (30-day average SOFR plus 2.85%), 10/25/34(1)	550,000	547,295
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.49%, 5/25/65(1)	1,350,000	1,307,770
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	11,785	11,255
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.00%, 10/25/49(1)	3,146,042	2,913,115
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B4, VRN, 4.42%, 3/25/50(1)	1,138,272	1,062,559
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 11/21/34	68,577	65,585
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.72%, 11/25/35	117,112	111,936
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	110,768	106,214
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.82%, 2/25/35	55,757	53,545
Oaktown Re V Ltd., Series 2020-2A, Class M1B, VRN, 5.22%, (1-month LIBOR plus 3.60%), 10/25/30(1)	169,436	169,169
Radnor RE Ltd., Series 2018-1, Class M2, VRN, 4.32%, (1-month LIBOR plus 2.70%), 3/25/28(1)	1,600,000	1,587,938
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 2.78%, (30-day average SOFR plus 1.85%), 11/25/31(1)	850,000	841,951
Radnor RE Ltd., Series 2021-2, Class M1B, VRN, 4.63%, (30-day average SOFR plus 3.70%), 11/25/31(1)	675,000	649,653
Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, 9/25/60(1)	2,000,000	1,813,932
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	83,972	80,523
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(1)	584,000	583,400
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 7/25/34	125,577	123,444
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	2,600,000	2,551,065
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	25,417	25,482
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	81,633	82,774
		33,732,487
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2014-DN3, Class M3, VRN, 5.62%, (1-month LIBOR plus 4.00%), 8/25/24	101,507	102,329
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.87%, (1-month LIBOR plus 3.25%), 5/25/25	81,322	81,668
FHLMC, Series 2019-DNA2, Class B1, VRN, 5.97%, (1-month LIBOR plus 4.35%), 3/25/49(1)	600,000	584,585
FHLMC, Series 2020-HQA2, Class M2, VRN, 4.72%, (1-month LIBOR plus 3.10%), 3/25/50(1)	119,838	119,000
FHLMC, Series 2020-HQA3, Class M2, VRN, 5.22%, (1-month LIBOR plus 3.60%), 7/25/50(1)	24,094	24,082
FHLMC, Series 3397, Class GF, VRN, 1.82%, (1-month LIBOR plus 0.50%), 12/15/37	101,255	101,331
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	1,825,288	340,130
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	1,023,868	202,361
FNMA, Series 2014-C02, Class 2M2, VRN, 4.22%, (1-month LIBOR plus 2.60%), 5/25/24	195,164	195,269
FNMA, Series 2014-C04, Class 1M2, VRN, 6.52%, (1-month LIBOR plus 4.90%), 11/25/24	202,707	208,608
FNMA, Series 2015-C02, Class 1M2, VRN, 5.62%, (1-month LIBOR plus 4.00%), 5/25/25	46,007	46,286
FNMA, Series 2015-C04, Class 1M2, VRN, 7.32%, (1-month LIBOR plus 5.70%), 4/25/28	460,297	481,155
FNMA, Series 2016-C01, Class 1M2, VRN, 8.37%, (1-month LIBOR plus 6.75%), 8/25/28	55,078	57,900
GNMA, Series 2007-5, Class FA, VRN, 1.74%, (1-month LIBOR plus 0.14%), 2/20/37	127,058	126,714
		2,671,418
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,312,629)		36,403,905
ASSET-BACKED SECURITIES — 7.1%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	975,000	833,675
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II SEQ, 4.72%, 6/5/49(1)	990,000	927,424
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	2,346,455	1,896,635
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A SEQ, 4.125%, 6/15/43(1)	584,293	526,081

Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)		906,105	814,533
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A SEQ, 3.47%, 1/15/46(1)		2,245,284	2,002,196
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C, 7.00%, 1/15/46(1)		—	—
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		2,474,859	2,116,367
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	2,100,000	1,526,187
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(1)		$2,675,000	2,434,971
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		1,900,000	1,618,371
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		824,476	774,540
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(1)		1,191,012	1,122,229
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)		1,400,000	1,223,929
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)		2,275,000	2,084,968
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		971,197	917,058
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)		678,673	615,304
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)		1,256,235	1,075,747
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		590,499	524,681
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(1)		1,607,376	1,466,473
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)		2,307,750	2,007,707
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(1)		1,634,226	1,458,557
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)		1,335,688	1,223,184
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)		127,318	122,244
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(1)		1,031,250	891,710
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)		1,163,636	1,067,294
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)		695,038	649,066
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)		500,000	459,678
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 7/17/38(1)		1,200,000	1,106,167
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)		491,144	481,220
TOTAL ASSET-BACKED SECURITIES (Cost $37,862,507)			33,968,196
COLLATERALIZED LOAN OBLIGATIONS — 4.2%
Aimco CLO Ltd., Series 2019-10A, Class CR, VRN, 3.04%, (3-month LIBOR plus 1.90%), 7/22/32(1)		950,000	893,938
ARES L CLO Ltd., Series 2018-50A, Class CR, VRN, 2.94%, (3-month LIBOR plus 1.90%), 1/15/32(1)		900,000	850,925
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 3.24%, (3-month LIBOR plus 2.10%), 4/22/31(1)		700,000	666,214
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.84%, (3-month LIBOR plus 2.80%), 1/15/29(1)		1,275,000	1,173,958
Atrium IX, Series 9A, Class BR2, VRN, 3.10%, (3-month LIBOR plus 1.50%), 5/28/30(1)		625,000	599,581
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 3.14%, (3-month LIBOR plus 2.10%), 10/17/32(1)		850,000	805,412
BDS Ltd., Series 2021-FL7, Class C, VRN, 3.31%, (1-month LIBOR plus 1.70%), 6/16/36(1)		1,600,000	1,496,492
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 2.89%, (3-month LIBOR plus 1.85%), 10/15/30(1)		1,000,000	952,185
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 3.26%, (3-month LIBOR plus 1.85%), 5/15/32(1)		900,000	844,090
Goldentree Loan Management US CLO Ltd., Series 2019-4A, Class CR, VRN, 3.18%, (3-month LIBOR plus 2.00%), 4/24/31(1)		1,125,000	1,066,903
KKR CLO Ltd., Series 2018, Class CR, VRN, 3.14%, (3-month LIBOR plus 2.10%), 7/18/30(1)		700,000	676,403
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 5.08%, (3-month SOFR plus 2.60%), 7/20/31(1)(4)		725,000	725,000
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(1)		1,325,000	1,239,928
Nassau Ltd., Series 2019-IA, Class BR, VRN, 2.84%, (3-month LIBOR plus 2.60%), 4/15/31(1)		1,500,000	1,429,531
Octagon Investment Partners Ltd., Series 2017-1A, Class CR, VRN, 3.11%, (3-month LIBOR plus 2.05%), 7/20/30(1)		750,000	721,359
Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, VRN, 5.23%, (3-month SOFR plus 5.00%), 4/15/30(1)		900,000	765,341
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 2.99%, (3-month SOFR plus 1.90%), 10/15/30(1)		725,000	705,786
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 3.41%, (3-month LIBOR plus 2.35%), 1/20/32(1)		1,100,000	1,053,235
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 3.17%, (3-month LIBOR plus 2.15%), 10/13/32(1)		800,000	763,883
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 2.84%, (3-month LIBOR plus 1.80%), 7/15/30(1)		1,975,000	1,879,779
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.14%, (3-month SOFR plus 2.35%), 4/15/34(1)		675,000	675,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $21,087,096)			19,984,943

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	1,375,000	1,156,853
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	825,000	669,703
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 3.72%, (1-month LIBOR plus 2.40%), 9/15/36(1)	1,800,000	1,681,017
BXMT Ltd., Series 2020-FL2, Class D, VRN, 3.54%, (1-month SOFR plus 2.06%), 2/15/38(1)	1,430,000	1,344,782
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 3.47%, (1-month LIBOR plus 2.15%), 5/15/36(1)	2,555,000	2,456,638
Med Trust, Series 2021-MDLN, Class F, VRN, 5.33%, (1-month LIBOR plus 4.00%), 11/15/38(1)	1,665,150	1,565,628
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	1,064,129
PFP Ltd., Series 2021-8, Class D, VRN, 3.66%, (1-month LIBOR plus 2.15%), 8/9/37(1)	1,100,000	1,037,012
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 3.87%, (1-month LIBOR plus 2.25%), 4/25/38(1)	759,000	742,568
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,671,167)		11,718,330
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	330,000	405,478
California State University Rev., 2.98%, 11/1/51	400,000	316,190
Chicago GO, 7.05%, 1/1/23, Prerefunded at 100% of Par(5)	5,000	5,093
Chicago GO, 7.05%, 1/1/29	35,000	37,235
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	190,000	229,852
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	88,589
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	339,729
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	910,000	786,532
Houston GO, 3.96%, 3/1/47	255,000	239,199
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	179,515
Los Angeles Unified School District GO, 5.75%, 7/1/34	300,000	333,811
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	240,000	284,127
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	185,000	224,303
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	449,657
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	54,828
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	300,000	398,954
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	51,734
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	356,053
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	160,000	168,765
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	240,000	271,369
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	160,567
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	167,881
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	395,000	442,383
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	355,000	412,154
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	178,000	211,882
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	125,000	130,284
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	180,000	205,798
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	230,000	249,979
State of California GO, 4.60%, 4/1/38	140,000	141,702
State of California GO, 7.55%, 4/1/39	260,000	353,433
State of California GO, 7.30%, 10/1/39	135,000	174,975
State of California GO, 7.60%, 11/1/40	25,000	34,600
State of Washington GO, 5.14%, 8/1/40	190,000	212,500
TOTAL MUNICIPAL SECURITIES (Cost $9,194,128)		8,119,151
PREFERRED STOCKS — 0.8%
Banks — 0.2%
ING Groep NV, 3.875%	885,000	645,355
PNC Financial Services Group, Inc., 3.40%	444,000	338,248
		983,603

Insurance — 0.3%
Allianz SE, 3.20%(1)	1,510,000	1,106,075
Trading Companies and Distributors — 0.3%
Air Lease Corp., 4.125%	866,000	623,520
Aircastle Ltd., 5.25%(1)	1,140,000	946,575
		1,570,095
TOTAL PREFERRED STOCKS (Cost $4,771,956)		3,659,773
BANK LOAN OBLIGATIONS(6) — 0.7%
Food and Staples Retailing†
United Natural Foods, Inc., Term Loan B, 4.89%, (1-month LIBOR plus 3.25%), 10/22/25	93,119	89,976
Media — 0.2%
DirecTV Financing, LLC, Term Loan, 6.67%, (1-month LIBOR plus 5.00%), 8/2/27	955,813	882,736
Pharmaceuticals — 0.2%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 3.38%, (1-month LIBOR plus 1.75%), 3/15/28	776,160	751,664
Technology Hardware, Storage and Peripherals — 0.3%
McAfee, LLC, 2022 USD Term Loan B, 5.15%, (1-month SOFR plus 4.00%), 3/1/29	1,605,000	1,465,903
TOTAL BANK LOAN OBLIGATIONS (Cost $3,425,592)		3,190,279
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile†
Chile Government International Bond, 3.625%, 10/30/42	153,000	123,046
Colombia — 0.1%
Colombia Government International Bond, 6.125%, 1/18/41	800,000	629,514
Jordan — 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(1)	560,000	523,600
Panama†
Panama Government International Bond, 6.70%, 1/26/36	217,000	235,197
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	299,000	310,603
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	235,000	264,484
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	265,000	264,072
South Africa†
Republic of South Africa Government International Bond, 5.875%, 6/22/30	200,000	180,980
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,941,755)		2,531,496
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Tennessee Valley Authority, 1.50%, 9/15/31 (Cost $399,933)	400,000	340,429
SHORT-TERM INVESTMENTS — 1.0%
Commercial Paper(7) — 1.0%
Credit Agricole Corporate and Investment Bank, 1.57%, 7/1/22(1)	4,500,000	4,499,806
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	126,458	126,458
Repurchase Agreements†
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $145,937), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $142,521)		142,515
TOTAL SHORT-TERM INVESTMENTS (Cost $4,768,973)		4,768,779
TOTAL INVESTMENT SECURITIES — 104.1% (Cost $540,758,870)		493,329,052
OTHER ASSETS AND LIABILITIES — (4.1)%		(19,630,603)
TOTAL NET ASSETS — 100.0%		$473,698,449

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,668,299	CAD	2,099,204	UBS AG	9/14/22	$37,223

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	71	September 2022	$14,911,109	$(1,537)
U.S. Treasury 5-Year Notes	47	September 2022	5,275,750	26,473
U.S. Treasury 10-Year Ultra Notes	32	September 2022	4,076,000	91,562
U.S. Treasury Long Bonds	24	September 2022	3,327,000	13,625
U.S. Treasury Ultra Bonds	26	September 2022	4,012,938	48,849
			$31,602,797	$178,972
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	65	September 2022	$7,704,531	$(113,310)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$18,859,500	$(949,665)	$1,210,866	$261,201
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,500,000	$(512)	$173,256	$172,744
CPURNSA	Receive	2.33%	2/8/26	$5,000,000	530	492,154	492,684
CPURNSA	Receive	2.36%	2/9/26	$5,000,000	530	486,329	486,859
CPURNSA	Receive	2.30%	2/24/26	$5,000,000	531	494,817	495,348
					$1,079	$1,646,556	$1,647,635

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $155,612,891, which represented 32.9% of total net assets.
(2)Perpetual maturity with no stated maturity date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,503,774.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	155,574,013	—
U.S. Treasury Securities	—	130,132,137	—
U.S. Government Agency Mortgage-Backed Securities	—	82,937,621	—
Collateralized Mortgage Obligations	—	36,403,905	—
Asset-Backed Securities	—	33,968,196	—
Collateralized Loan Obligations	—	19,984,943	—
Commercial Mortgage-Backed Securities	—	11,718,330	—
Municipal Securities	—	8,119,151	—
Preferred Stocks	—	3,659,773	—
Bank Loan Obligations	—	3,190,279	—
Sovereign Governments and Agencies	—	2,531,496	—
U.S. Government Agency Securities	—	340,429	—
Short-Term Investments	126,458	4,642,321	—
	126,458	493,202,594	—
Other Financial Instruments
Futures Contracts	180,509	—	—
Swap Agreements	—	1,908,836	—
Forward Foreign Currency Exchange Contracts	—	37,223	—
	180,509	1,946,059	—
Liabilities
Other Financial Instruments
Futures Contracts	114,847	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.